Related Party Balances and Transactions (Details Narrative) - HDSI [Member]	1 Months Ended
Jan. 31, 2016 CAD shares
DisclosureOfRelatedPartyTransactionsAbstractLineItems [Line Items]
Repayment of related party debt	CAD 3,086,089
Cash payment	CAD 180,207
Number of common shares | shares	6,000,000